Fees Summary	Mar. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,309,800.00
Previously Paid Amount	0.00
Total Fee Amount	200.53
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 200.53
Narrative - Max Aggregate Offering Price	$ 1,309,800.00
Final Prospectus	true